FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,269	$ 1,570
Cash equivalents	474	416
Deposits, classified as cash equivalents	0	4
Financial assets and other assets	17,064	14,437
Financial liabilities	33,644	31,982
Gross financial assets subject to offsetting	68	1
Gross financial liabilities set off against financial assets subject to offsetting	$ 14	3
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 506	441
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	850	264
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	5,561	4,612
Financial assets at fair value through other comprehensive income | Other financial assets - debt instruments measured at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	4,041	3,914
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	17	13
Derivative financial liabilities	59	35
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(34)	(53)	$ 125
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	82	22
Derivative financial liabilities	311	123
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(216)	(79)	(56)
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,769	2,767
Level 1 and Level 2 | Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,753	2,787
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11	36
Financial assets	341	287	$ 280
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	$ 483	$ 420